Loans Receivable and Allowance for Loan Losses (Allowance for Loan Losses and Recorded Investment in Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	$ 5,502	$ 5,458	$ 5,616
Charge Offs	(2,225)	(2,437)	(1,846)
Recoveries	31	31	113
Provision for loan losses	2,400	2,450	1,575
Ending balance,	5,708	5,502	5,458
Ending balance individually evaluated for impairment	53	9
Ending balance collectively evaluated for impairment	5,655	5,493
Customer Concentration Risk [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge Offs	0	0	(948)
Residential Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	1,797	1,257
Charge Offs	(603)	(541)
Recoveries	9	7
Provision for loan losses	238	1,074
Ending balance,	1,441	1,797
Ending balance collectively evaluated for impairment	1,441	1,797
Construction Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	119	72
Charge Offs	(40)	(181)
Provision for loan losses	819	228
Ending balance,	898	119
Ending balance collectively evaluated for impairment	898	119
Commercial Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	3,183	3,838
Charge Offs	(1,488)	(1,632)
Provision for loan losses	1,330	977
Ending balance,	3,025	3,183
Ending balance individually evaluated for impairment	53	9
Ending balance collectively evaluated for impairment	2,972	3,174
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	223	147
Charge Offs	(4)	(24)	(2)
Recoveries			5
Provision for loan losses	(35)	100
Ending balance,	184	223	147
Ending balance collectively evaluated for impairment	184	223
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	180	144
Charge Offs	(90)	(59)	(109)
Recoveries	22	24	57
Provision for loan losses	48	71
Ending balance,	160	180	144
Ending balance collectively evaluated for impairment	160	180
Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge Offs	(2,131)	(2,354)	(1,735)
Recoveries	$ 9	$ 7	$ 51